Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 2,974	$ 2,986
Effects of movements in exchange rates	203	(12)
Ending balance	$ 3,177	$ 2,974